Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary of of revenue from contracts with customers
(a)
Disaggregation of revenue from contracts with customers

	2022	2021	2020
	$’000	$’000	$’000
Agent revenue
- Subscription	51,905	41,773	35,752
- Agent discretionary	56,453	35,179	29,968
	108,358	76,952	65,720
Developer revenue
- Advertising activities	10,794	10,749	8,113
- Events	8,817	6,328	5,785
- Others	2,892	3,305	457
	22,503	20,382	14,355
Fintech and data	5,064	3,377	2,020
	135,925	100,711	82,095
Revenue recognised
- At a point in time	31,543	20,068	16,511
- Over time	104,382	80,643	65,584
	135,925	100,711	82,095

Summary of significant changes in contract assets and contract liabilities
(b)
Contract liabilities

	31 December		1 January
	2022	2021	2021
	$’000	$’000	$’000
Deferred revenue	50,753	47,318	34,487

The change in deferred revenue is mainly due to the increase in unsatisfied performance obligations at the end of the financial year.

(i)
Revenue recognised in relation to contract liabilities

	2022	2021	2020
	$’000	$’000	$’000
Revenue recognised in current period that was included in the contract liabilities balance at the beginning of the period	47,318	34,487	32,065

(c)
Trade receivables from contracts with customers

	31 December		1 January
	2022	2021	2021
	$’000	$’000	$’000
Current assets
Trade receivables from contracts with customers (Note 14(a))	16,206	15,765	15,825
Loss allowances (Note 14(a))	(5,081)	(4,953)	(4,823)
	11,125	10,812	11,002